SHARE BASED COMPENSATION (2006 Share Incentive Plan, Restricted Share Units, Narrative) (Details) (2006 Share Incentive Plan [Member], Restricted Share Units [Member])
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($) years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units granted	956,526	1,055,940
Vesting period	4 years
Share-based compensation expense	28,193	13,828
Unrecognized share-based compensation cost			$ 102,846
Unrecognized share-based compensation cost, weighted average period expected to be recognized			2.93